Construction Contracts - Details of Changes in Estimated Total Contract Costs and Impact on Profit Before Income Taxes (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of construction contract [Abstract]
Changes in estimated total contract costs	₩ 164,812	₩ 532,801
Changes in profit before income taxes of construction contract :
Current period	(69,656)	(790,391)
Future periods	₩ (6,041)	₩ 69,464